Intangible Assets - Schedule of Intangible Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Additions	$ 2,926
Amortization for the period	(429)
Intangibles assets, ending balance	2,497
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Additions	1,468
Amortization for the period	(253)
Intangibles assets, ending balance	1,215
Above Market Value Of Time Charter [Member] | Vigdis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Additions	1,458
Amortization for the period	(176)
Intangibles assets, ending balance	$ 1,282